SGA Global Growth Fund
SUMMARY SECTION
Investment Objective
The SGA Global Growth Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SGA Global Growth Fund SGA Global Growth Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	2.00%
Wire Fee	20
Retirement account fees (annual maintenance and full redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SGA Global Growth Fund SGA Global Growth Fund Shares
Management fees		1.00%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses		26.89%
Total annual fund operating expenses		28.14%
Fee waiver and/or expense reimbursements	[1]	(26.39%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.75%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until January 31, 2022, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SGA Global Growth Fund SGA Global Growth Fund Shares	178	551	949	2,062

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest in equity securities of companies located throughout the world, including the United States, with at least 40% of its net assets in companies organized, headquartered or doing a substantial amount of business outside the United States. The Fund considers a company that has at least 50% of its assets or derives at least 50% of its revenue from business outside the United States as doing a substantial amount of business outside the United States. The Fund will invest primarily in equity securities of companies located in developed countries and may invest up to 40% of its net assets in the securities of companies located in emerging economies included in the MSCI Emerging Markets Index.

The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. Although the Fund may invest in any size company, investments will generally be in large and medium-sized companies. The Fund’s advisor considers large and medium sized companies to be those with market capitalizations above $10 billion and from $2 billion to $10 billion, respectively, at the time of purchase. The Fund will focus its investment in a portfolio of 20 to 30 stocks across all industry groups and geographic locations (but in no less than three different countries outside the United States). From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions.

The Fund is non-diversified and therefore is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio.

The Fund also may invest in American, European, and global depository receipts (“ADRs”, “EDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Fund’s advisor uses an investment process to identify companies that exhibit characteristics that the advisor believes lead to a high degree of predictability, strong profitability and above average earnings and cash flow growth. The advisor selects investments that it believes to have superior long-term earnings prospects and attractive valuations. The advisor will sell a Fund holding when the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Principal Risks of Investing

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

•	Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

•	Equity Risks: The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

•	Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

•	Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.

•	Emerging Markets Risks: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

•	Management Risks: The Fund is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

•	Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

•	Medium-Sized Company Risks: The securities of mid-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

•	Growth Stocks Risks: The stocks of growth companies are generally more sensitive to the companies’ earnings and tend to be more volatile than non-growth stocks and fluctuate more dramatically than the overall market.

Performance

The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns vary from year to year. The table below illustrates how the Fund’s average annual total returns for the periods indicated compare with the MSCI World Growth Index and the MSCI World Index, which the Fund’s advisor considers to be standard performance benchmarks for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Returns

Highest Calendar Quarter Return at NAV	10.40%	Quarter Ended 6/30/11
Lowest Calendar Quarter Return at NAV	(14.13%)	Quarter Ended 9/30/11

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns SGA Global Growth Fund		1 Year	Since Inception	Inception Date
SGA Global Growth Fund Shares		3.00%	3.00%	Dec 31, 2010
SGA Global Growth Fund Shares - Return After Taxes on Distributions	[1]	3.00%	3.00%	Dec 31, 2010
SGA Global Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	1.95%	1.95%	Dec 31, 2010
MSCI World Growth Index (does not reflect deduction for fees, expenses or taxes)		(5.49%)	(5.49%)	Dec 31, 2010
MSCI World Index (does not reflect deduction for fees, expenses or taxes)		(5.54%)	(5.54%)	Dec 31, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 1, 2012
Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
SGA Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The SGA Global Growth Fund (the “Fund”) seeks long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-01-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	48.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest in equity securities of companies located throughout the world, including the United States, with at least 40% of its net assets in companies organized, headquartered or doing a substantial amount of business outside the United States. The Fund considers a company that has at least 50% of its assets or derives at least 50% of its revenue from business outside the United States as doing a substantial amount of business outside the United States. The Fund will invest primarily in equity securities of companies located in developed countries and may invest up to 40% of its net assets in the securities of companies located in emerging economies included in the MSCI Emerging Markets Index.

The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. Although the Fund may invest in any size company, investments will generally be in large and medium-sized companies. The Fund’s advisor considers large and medium sized companies to be those with market capitalizations above $10 billion and from $2 billion to $10 billion, respectively, at the time of purchase. The Fund will focus its investment in a portfolio of 20 to 30 stocks across all industry groups and geographic locations (but in no less than three different countries outside the United States). From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions.

The Fund is non-diversified and therefore is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio.

The Fund also may invest in American, European, and global depository receipts (“ADRs”, “EDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Fund’s advisor uses an investment process to identify companies that exhibit characteristics that the advisor believes lead to a high degree of predictability, strong profitability and above average earnings and cash flow growth. The advisor selects investments that it believes to have superior long-term earnings prospects and attractive valuations. The advisor will sell a Fund holding when the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

•	Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

•	Equity Risks: The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

•	Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

•	Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.

•	Emerging Markets Risks: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

•	Management Risks: The Fund is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

•	Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

•	Medium-Sized Company Risks: The securities of mid-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

•	Growth Stocks Risks: The stocks of growth companies are generally more sensitive to the companies’ earnings and tend to be more volatile than non-growth stocks and fluctuate more dramatically than the overall market.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns vary from year to year. The table below illustrates how the Fund’s average annual total returns for the periods indicated compare with the MSCI World Growth Index and the MSCI World Index, which the Fund’s advisor considers to be standard performance benchmarks for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns vary from year to year.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	10.40%	Quarter Ended 6/30/11
Lowest Calendar Quarter Return at NAV	(14.13%)	Quarter Ended 9/30/11

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.13%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown.
SGA Global Growth Fund | MSCI World Growth Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
SGA Global Growth Fund | MSCI World Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
SGA Global Growth Fund | SGA Global Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGAGX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	imstsga_WireFee	20
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	26.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	28.14%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(26.39%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.75%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	178
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	551
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	949
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,062
2011	rr_AnnualReturn2011	3.00%
1 Year	rr_AverageAnnualReturnYear01	3.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
SGA Global Growth Fund | SGA Global Growth Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.00%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[2]
SGA Global Growth Fund | SGA Global Growth Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.95%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[2]

[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until January 31, 2022, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.